Principal associates - Summary of principal associates (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Mineracao Rio do Norte S.A. [member]
Disclosure of associates [Line Items]
Group interest (%), Associate	12.00%
Halco (Mining) Inc [member] | Compagnie des Bauxites de Guine [member]
Disclosure of associates [Line Items]
Indirect interest in associate	51.00%
Company of operation, Subsidiary	Compagnie des Bauxites de Guinée
Country of incorporation, Subsidiary	Guinea